                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                 Registered Management Investment Companies

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 4/30/06

             Date of Reporting Period: Six months ended 10/31/05
                                       -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Automated Government Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2005		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.014		0.013	0.005	0.010	0.024		0.056
Net realized and unrealized gain on investments	--		--	--	--	0.000	[1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.014		0.013	0.005	0.010	0.024		0.056
Less Distributions:
Distributions from net investment income	(0.014)		(0.013)	(0.005)	(0.010)	(0.024)		(0.056)
Distributions from net realized gain on investments	--		--	--	--	(0.000	) [1]	--
TOTAL DISTRIBUTIONS	(0.014)		(0.013)	(0.005)	(0.010)	(0.024)		(0.056)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.40%		1.28%	0.50%	1.05%	2.43%		5.79%

Ratios to Average Net Assets:
Net expenses	0.59	% [3]	0.59%	0.59%	0.59%	0.59%		0.59%
Net investment income	2.76	% [3]	1.28%	0.51%	1.03%	2.31%		5.66%
Expense waiver/reimbursement [4]	0.30	% [3]	0.30%	0.29%	0.27%	0.27%		0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$407,320		$426,650	$435,206	$908,578	$849,131		$695,996

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,014.00	$3.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.23	$3.01

1 Expenses are equal to the Fund's annualized net expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At October 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
U.S. Government Agency Securities	100.0%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

At October 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	22.5%
8-30 Days	50.4%
31-90 Days	21.8%
91-180 Days	1.7%
181 Days or more	3.6%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities. Represents less than 0.1%.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2005 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--100.0%
$28,000,000	[1]	Federal Farm Credit System Discount Notes, 3.670% - 3.790%, 11/1/2005 - 2/28/2006	$27,948,348
132,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.740% - 4.001%, 11/1/2005 - 1/6/2006	132,481,219
12,600,000		Federal Farm Credit System Notes, 2.500% - 5.625%, 11/15/2005 - 5/12/2006	12,588,661
189,000,000	[1]	Federal Home Loan Bank System Discount Notes, 3.464% - 4.000%, 11/1/2005 - 1/18/2006	188,569,689
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.590% - 3.890%, 11/2/2005 - 12/29/2005	29,988,613
14,690,000		Federal Home Loan Bank System Notes, 2.250% - 5.250%, 3/13/2006 - 8/28/2006	14,658,015
1,000,000		Student Loan Marketing Association Note, 5.250%, 3/15/2006	1,005,699
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [3]	407,240,244
		OTHER ASSETS AND LIABILITIES - NET--0.0%	79,493
		TOTAL NET ASSETS--100%	$407,319,737

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$407,240,244
Cash		157,287
Income receivable		766,289
Receivable for shares sold		15,251
TOTAL ASSETS		408,179,071
Liabilities:
Payable for shares redeemed	$780
Payable for Directors'/Trustees' Fees	990
Payable for shareholder services fee (Note 4)	87,806
Income distribution payable	743,706
Accrued expenses	26,052
TOTAL LIABILITIES		859,334
Net assets for 407,319,058 shares outstanding		$407,319,737
Net Assets Consist of:
Paid-in capital		$407,319,057
Undistributed net investment income		680
TOTAL NET ASSETS		$407,319,737
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$407,319,737 ÷ 407,319,058 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2005 (unaudited)

Investment Income:
Interest			$6,982,863
Expenses:
Investment adviser fee (Note 4)		$1,039,586
Administrative personnel and services fee (Note 4)		166,172
Custodian fees		10,386
Transfer and dividend disbursing agent fees and expenses		33,872
Directors'/Trustees' fees		843
Auditing fees		6,547
Legal fees		3,531
Portfolio accounting fees		44,559
Shareholder services fee (Note 4)		519,653
Share registration costs		11,572
Printing and postage		3,593
Insurance premiums		5,441
Miscellaneous		8,064
TOTAL EXPENSES		1,853,819
Waivers (Note 4):
Waiver of investment adviser fee	$(609,181)
Waiver of administrative personnel and services fee	(7,739)
TOTAL WAIVERS		(616,920)
Net expenses			1,236,899
Net investment income			$5,745,964

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2005	Year Ended 4/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,745,964	$5,571,167
Distributions to Shareholders:
Distributions from net investment income	(5,745,561)	(5,570,861)
Share Transactions:
Proceeds from sale of shares	400,824,344	902,262,732
Net asset value of shares issued to shareholders in payment of distributions declared	1,843,777	1,879,494
Cost of shares redeemed	(421,998,475)	(912,699,277)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,330,354)	(8,557,051)
Change in net assets	(19,329,951)	(8,556,745)
Net Assets:
Beginning of period	426,649,688	435,206,433
End of period (including undistributed net investment income of $680 and $277, respectively)	$407,319,737	$426,649,688

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 42 portfolios. The financial statements included herein are only those of Automated Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2005, capital paid-in aggregated $407,319,057.

The following table summarizes share activity:

	Six Months Ended 10/31/2005	Year Ended 4/30/2005
Shares sold	400,824,344	902,262,732
Shares issued to shareholders in payment of distributions declared	1,843,777	1,879,494
Shares redeemed	(421,998,475)	(912,699,277)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(19,330,354)	(8,557,051)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2005, the Adviser voluntarily waived $609,181 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended October 31, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N716

0112708 (12/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Treasury Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2005		2005		2004		2003		2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013		0.012		0.004		0.010		0.021	0.052
Net realized and unrealized gain on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.000	[1]	0.001	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.012		0.004		0.010		0.022	0.053
Less Distributions:
Distributions from net investment income	(0.013)		(0.012)		(0.004)		(0.010)		(0.021)	(0.052)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	(0.001)	(0.001)
TOTAL DISTRIBUTIONS	(0.013)		(0.012)		(0.004)		(0.010)		(0.022)	(0.053)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [2]	1.28%		1.16%		0.42%		0.97%		2.25%	5.44%

Ratios to Average Net Assets:
Net expenses	0.59	% [3]	0.59%		0.59%		0.59%		0.59%	0.59%
Net investment income	2.50	% [3]	1.10%		0.40%		0.92%		2.04%	5.22%
Expense waiver/reimbursement [4]	0.46	% [3]	0.41%		0.38%		0.35%		0.31%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$151,101		$146,185		$177,500		$194,933		$239,245	$242,326

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,012.80	$2.99
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.23	$3.01

1 Expenses are equal to the Fund's annualized net expense ratio of 0.59% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At October 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
U.S. Treasury Securities	98.6%
Other Assets and Liabilities--Net [2]	1.4%
TOTAL	100.0%

At October 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	5.0%
8-30 Days	55.7%
31-90 Days	31.4%
91-180 Days	6.5%
181 Days or more	0.0%
Other Assets and Liabilities--Net [2]	1.4%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2005 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--98.6%
	U.S. Treasury Bills--63.6% [1]
$7,500,000	3.360%, 11/3/2005	$7,498,600
1,500,000	3.375%, 11/17/2005	1,497,750
7,500,000	3.410% - 3.515%, 1/5/2006	7,453,539
3,000,000	3.430%, 11/10/2005	2,997,427
27,000,000	3.585% - 3.680%, 11/25/2005	26,934,393
26,250,000	3.690% - 3.765%, 1/12/2006	26,055,390
14,000,000	3.755% - 3.770%, 1/19/2006	13,884,408
5,000,000	3.755%, 3/23/2006	4,925,943
5,000,000	3.865%, 2/2/2006	4,951,151
	TOTAL	96,198,601
	U.S. Treasury Bond--4.5%
6,770,000	12.750%, 11/15/2005	6,793,233
	U.S. Treasury Notes--30.5%
3,000,000	1.875%, 11/30/2005	2,995,775
43,000,000	5.750% - 5.875%, 11/15/2005	43,036,500
	TOTAL	46,032,275
	TOTAL INVESTMENTS--98.6% (AT AMORTIZED COST) [2]	149,024,109
	OTHER ASSETS AND LIABILITIES - NET--1.4%	2,076,436
	TOTAL NET ASSETS--100%	$151,100,545

1 Discount rate at time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$149,024,109
Cash		703,571
Income receivable		1,570,477
Receivable for investments sold		4,955,667
TOTAL ASSETS		156,253,824
Liabilities:
Payable for investments purchased	$4,951,151
Income distribution payable	119,968
Payable for shareholder services fee (Note 4)	27,922
Accrued expenses	54,238
TOTAL LIABILITIES		5,153,279
Net assets for 151,096,734 shares outstanding		$151,100,545
Net Assets Consist of:
Paid-in capital		$151,096,734
Undistributed net investment income		3,811
TOTAL NET ASSETS		$151,100,545
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$151,100,545 ÷ 151,096,734 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2005 (unaudited)

Investment Income:
Interest			$2,495,759
Expenses:
Investment adviser fee (Note 4)		$402,857
Administrative personnel and services fee (Note 4)		75,617
Custodian fees		3,931
Transfer and dividend disbursing agent fees and expenses		103,056
Directors'/Trustees' fees		782
Auditing fees		6,547
Legal fees		3,798
Portfolio accounting fees		23,975
Shareholder services fee (Note 4)		200,038
Share registration costs		10,810
Printing and postage		6,260
Insurance premiums		4,570
Miscellaneous		7,311
TOTAL EXPENSES		849,552
Waivers (Note 4):
Waiver of investment adviser fee	$(335,655)
Waiver of administrative personnel and services fee	(11,797)
Waiver of shareholder services fee	(22,781)
TOTAL WAIVERS		(370,233)
Net expenses			479,319
Net investment income			2,016,440
Net realized gain on investments			19,924
Change in net assets resulting from operations			$2,036,364

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2005	Year Ended 4/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,016,440	$1,717,019
Net realized gain on investments	19,924	41,814
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,036,364	1,758,833
Distributions to Shareholders:
Distributions from net investment income	(2,016,519)	(1,716,432)
Distributions from net realized gains	(19,924)	(41,814)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,036,443)	(1,758,246)
Share Transactions:
Proceeds from sale of shares	463,901,134	920,119,080
Net asset value of shares issued to shareholders in payment of distributions declared	1,322,280	967,198
Cost of shares redeemed	(460,307,858)	(952,402,223)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,915,556	(31,315,945)
Change in net assets	4,915,477	(31,315,358)
Net Assets:
Beginning of period	146,185,068	177,500,426
End of period (including undistributed net investment income of $3,811 and $3,890, respectively)	$151,100,545	$146,185,068

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 42 portfolios. The financial statements included herein are only those of Automated Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2005, capital paid-in aggregated $151,096,734.

The following table summarizes share activity:

	Six Months Ended 10/31/2005	Year Ended 4/30/2005
Shares sold	463,901,134	920,119,080
Shares issued to shareholders in payment of distributions declared	1,322,280	967,198
Shares redeemed	(460,307,858)	(952,402,223)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,915,556	(31,315,945)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2005, the Adviser waived $335,655 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2005, the net fee paid to FAS was 0.079% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended October 31, 2005, FSSC voluntarily waived $22,781 of its fee. For the six months ended October 31, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N690

2112509 (12/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

U.S. Treasury Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2005		2005		2004		2003		2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015		0.015		0.008		0.013		0.025	0.056
Net realized and unrealized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.000	[1]	0.001	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.015		0.015		0.008		0.013		0.026	0.057
Less Distributions:
Distributions from net investment income	(0.015)		(0.015)		(0.008)		(0.013)		(0.025)	(0.056)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	(0.001)	(0.001)
TOTAL DISTRIBUTIONS	(0.015)		(0.015)		(0.008)		(0.013)		(0.026)	(0.057)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [2]	1.47%		1.56%		0.81%		1.35%		2.64%	5.83%

Ratios to Average Net Assets:
Net expenses	0.20	% [3]	0.20%		0.20%		0.20%		0.20%	0.20%
Net investment income	2.87	% [3]	1.49%		0.78%		1.29%		2.51%	5.56%
Expense waiver/reimbursement [4]	0.55	% [3]	0.55%		0.55%		0.54%		0.54%	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,094,624		$1,131,542		$1,443,086		$1,885,373		$1,813,575	$1,931,570

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2005		2005		2004		2003		2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013		0.013		0.006		0.011		0.023	0.053
Net realized and unrealized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.000	[1]	0.001	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.013		0.006		0.011		0.024	0.054
Less Distributions:
Distributions from net investment income	(0.013)		(0.013)		(0.006)		(0.011)		(0.023)	(0.053)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	(0.001)	(0.001)
TOTAL DISTRIBUTIONS	(0.013)		(0.013)		(0.006)		(0.011)		(0.024)	(0.054)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [2]	1.34%		1.30%		0.56%		1.10%		2.38%	5.57%

Ratios to Average Net Assets:
Net expenses	0.45	% [3]	0.45%		0.45%		0.45%		0.45%	0.45%
Net investment income	2.62	% [3]	1.26%		0.53%		1.04%		2.25%	5.30%
Expense waiver/reimbursement [4]	0.30	% [3]	0.30%		0.30%		0.29%		0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,275,266		$1,209,508		$1,262,332		$1,317,596		$1,177,912	$1,237,426

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,014.70	$1.02
Institutional Service Shares	$1,000	$1,013.40	$2.28
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Institutional Service Shares	$1,000	$1,022.94	$2.29

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Institutional Service Shares	0.45%

Portfolio of Investments Summary Tables

At October 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
U.S. Treasury Securities	97.0%
Other Assets and Liabilities--Net [2]	3.0%
TOTAL	100.0%

At October 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	2.8%
8-30 Days	57.4%
31-90 Days	28.9%
91-180 Days	7.9%
181 Days or more	0.0%
Other Assets and Liabilities--Net [2]	3.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2005 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--97.0%
	U.S. Treasury Bills--62.1% [1]
$67,500,000	3.360%, 11/3/2005	$67,487,400
65,500,000	3.375%, 11/17/2005	65,401,750
104,000,000	3.410% - 3.515%, 1/5/2006	103,357,782
519,000,000	3.585% - 3.680%, 11/25/2005	517,738,720
326,750,000	3.685% - 3.765%, 1/12/2006	324,329,070
256,000,000	3.750% - 3.770%, 1/19/2006	253,886,037
70,000,000	3.755%, 3/23/2006	68,963,203
70,000,000	3.865%, 2/2/2006	69,316,110
	TOTAL	1,470,480,072
	U.S. Treasury Bonds--8.4%
198,000,000	12.750%, 11/15/2005	198,665,678
	U.S. Treasury Notes-26.5%
50,000,000	1.875%, 1/31/2006	49,769,097
47,000,000	1.875%, 11/30/2005	46,933,807
532,000,000	5.750% - 5.875%, 11/15/2005	532,451,647
	TOTAL	629,154,551
	TOTAL INVESTMENTS--97.0% (AT AMORTIZED COST) [2]	2,298,300,301
	OTHER ASSETS AND LIABILITIES - NET--3.0%	71,589,740
	TOTAL NET ASSETS--100%	$2,369,890,041

1 Discount rate at time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,298,300,301
Cash		38,616
Income receivable		26,480,752
Receivable for investments sold		119,356,481
Receivable for shares sold		3,952
TOTAL ASSETS		2,444,180,102
Liabilities:
Payable for investments purchased	$69,316,110
Payable for shares redeemed	72,368
Payable for Directors'/Trustees' fees	569
Payable for shareholder services fee (Note 4)	251,961
Income distribution payable	4,567,025
Accrued expenses	82,028
TOTAL LIABILITIES		74,290,061
Net assets for 2,369,828,185 shares outstanding		$2,369,890,041
Net Assets Consist of:
Paid-in capital		$2,369,828,185
Undistributed net investment income		61,856
TOTAL NET ASSETS		$2,369,890,041
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,094,624,464 ÷ 1,094,534,743 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,275,265,577 ÷ 1,275,293,442 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2005 (unaudited)

Investment Income:
Interest			$34,396,617
Expenses:
Investment adviser fee (Note 4)		$4,479,512
Administrative personnel and services fee (Note 4)		895,080
Custodian fees		48,117
Transfer and dividend disbursing agent fees and expenses		35,233
Directors'/Trustees' fees		7,496
Auditing fees		6,800
Legal fees		4,063
Portfolio accounting fees		88,801
Shareholder services fee--Institutional Shares (Note 4)		1,336,910
Shareholder services fee--Institutional Service Shares (Note 4)		1,459,147
Share registration costs		19,894
Printing and postage		6,704
Insurance premiums		12,002
Miscellaneous		14,804
TOTAL EXPENSES		8,414,563
Waivers (Note 4):
Waiver of investment adviser fee	$(3,282,144)
Waiver of administrative personnel and services fee	(41,733)
Waiver of shareholder services fee--Institutional Shares	(1,336,910)
TOTAL WAIVERS		(4,660,787)
Net expenses			3,753,776
Net investment income			30,642,841
Net realized gain on investments			263,486
Change in net assets resulting from operations			$30,906,327

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2005	Year Ended 4/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$30,642,841	$33,385,556
Net realized gain on investments	263,486	595,079
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	30,906,327	33,980,635
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(15,340,478)	(19,119,021)
Institutional Service Shares	(15,301,156)	(14,240,239)
Distributions from net realized gain on investments
Institutional Shares	(127,442)	(312,086)
Institutional Service Shares	(136,044)	(282,993)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,905,120)	(33,954,339)
Share Transactions:
Proceeds from sale of shares	4,543,236,365	9,691,720,801
Net asset value of shares issued to shareholders in payment of distributions declared	6,165,018	6,067,510
Cost of shares redeemed	(4,520,562,736)	(10,062,182,870)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	28,838,647	(364,394,559)
Change in net assets	28,839,854	(364,368,263)
Net Assets:
Beginning of period	2,341,050,187	2,705,418,450
End of period (including undistributed net investment income of $61,856 and $60,649, respectively)	$2,369,890,041	$2,341,050,187

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 42 portfolios. The financial statements included herein are only those of U.S. Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2005, capital paid-in aggregated $2,369,828,185.

The following tables summarize share activity:

	Six Months Ended 10/31/2005	Year Ended 4/30/2005
Institutional Shares:
Shares sold	2,079,130,268	5,147,672,269
Shares issued to shareholders in payment of distributions declared	2,545,161	2,300,179
Shares redeemed	(2,118,595,732)	(5,461,537,997)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(36,920,303)	(311,565,549)

	Six Months Ended 10/31/2005	Year Ended 4/30/2005
Institutional Service Shares:
Shares sold	2,464,106,097	4,544,048,532
Shares issued to shareholders in payment of distributions declared	3,619,857	3,767,331
Shares redeemed	(2,401,967,004)	(4,600,644,873)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	65,758,950	(52,829,010)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	28,838,647	(364,394,559)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2005, the Adviser voluntarily waived $3,282,144 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries.

For the six months ended October 31, 2005, the Fund's Institutional Service Shares did not incur a distribution services fee.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended October 31, 2005, FSSC voluntarily waived $1,336,910 of its fee. For the six months ended October 31, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies of Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N682
Cusip 60934N674

2112510 (12/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        December 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        December 22, 2005

By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer

Date        December 22, 2005